(Loss) Earnings Per Share - Schedule of Basic and Diluted (Loss) Earnings Per Share (Details) ¥ / shares in Units, ¥ in Thousands		6 Months Ended
		Jun. 30, 2025 CNY (¥) ¥ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Numerator:
Net loss from discontinued operation					¥ (51,673)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding—basic | shares		107,418,503		107,418,503	50,181,969
Weighted average number of Class A and Class B ordinary shares outstanding—diluted | shares		108,705,638		108,705,638	50,181,969
Basic (loss) earnings from continuing operations per ADS | (per share)		¥ 0.5	[1]	$ 0.07	¥ (6.27)	[1]
Diluted (loss) earnings from continuing operations per ADS | (per share)		0.5	[1]	$ 0.07	(6.27)	[1]
Basic loss from discontinued operation per ADS | ¥ / shares	[1]				(5.15)
Diluted loss from discontinued operation per ADS | ¥ / shares	[1]				¥ (5.15)
Net (loss)/income from continuing operations attributable to ordinary shareholder | ¥		¥ 10,819			¥ (62,880)

[1]	The Company applied the ratio of American depositary shares (“ADSs”) to Class A ordinary shares (the “ADS Ratio”) as one ADS representing five Class A ordinary shares.